Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	90 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000194765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Recurrent MLP & Infrastructure Fund
Without Sales Load [Member] | C000194765
Average Annual Return [Line Items]
Average Annual Return, Percent	0.73%	10.95%	26.92%	10.40%
Alerian MLP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Index
Average Annual Return, Percent	9.16%	13.50%	26.98%	9.98%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.74%)	12.10%	15.61%	12.71%